ACCOUNTS RECEIVABLE - Accounts receivable (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Total trade receivables	$ 404.9	$ 442.0
Investment in finance leases (Note 15)	21.0	16.0
Receivables from related parties (Note 16)	152.8	61.2
Other receivables	68.0	114.1
Total accounts receivable	624.3	612.0
Gross carrying amount | Current trade receivables
Disclosure of financial assets [line items]
Total trade receivables	233.5	256.3
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Total trade receivables	71.4	68.9
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Total trade receivables	22.6	18.1
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Total trade receivables	12.7	15.1
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Total trade receivables	64.7	83.6
Accumulated impairment
Disclosure of financial assets [line items]
Credit loss allowances	(22.4)	(21.3)
Accumulated impairment | Accounts receivable
Disclosure of financial assets [line items]
Credit loss allowances	$ (22.4)	$ (21.3)	$ (20.9)